Accounting policies - Impact on Group's balance sheet (Details) - GBP (£) £ in Millions	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017
Impact on the balance sheet due to application IFRS 9
Cash and balances at central banks	£ 102,590	£ 98,336	£ 98,337
Loans and advances to banks	27,839	30,248	30,251
Loans and advances to customers	349,138	349,912	349,919
Debt securities and equity shares		79,424	79,383
Other assets		19,348	19,323
Total assets	748,336	738,111	738,056
Total liabilities	699,845	689,089	688,963
Total equity	48,491	49,022	49,093
Total liabilities and equity	£ 748,336	£ 738,111	738,056
Classification & measurement
Impact on the balance sheet due to application IFRS 9
Loans and advances to customers			517
Debt securities and equity shares			44
Total assets			561
Total equity			561
Total liabilities and equity			561
Expected credit losses
Impact on the balance sheet due to application IFRS 9
Cash and balances at central banks			(1)
Loans and advances to banks			(3)
Loans and advances to customers			(524)
Debt securities and equity shares			(3)
Total assets			(531)
Total liabilities			85
Total equity			(616)
Total liabilities and equity			(531)
Tax
Impact on the balance sheet due to application IFRS 9
Other assets			25
Total assets			25
Total liabilities			41
Total equity			(16)
Total liabilities and equity			£ 25